(registered trademark)
DAILY MONEY
FUND



ANNUAL REPORT
JULY 31, 1995
DMF-ANN-0995
3345
CHECK PAGE NUMBERS !!!

CONTENTS


SCHEDULES OF INVESTMENTS & FINANCIAL STATEMENTS

 DAILY MONEY FUND:

  MONEY MARKET PORTFOLIO                          3

  U.S. TREASURY PORTFOLIO                         10

NOTES TO THE FINANCIAL STATEMENTS                 16

REPORTS OF INDEPENDENT ACCOUNTANTS                20


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION.
SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A FREE PROSPECTUS. READ
IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
DAILY MONEY FUND: MONEY MARKET PORTFOLIO

INVESTMENTS JULY 31, 1995

Showing Percentage of Total Value of Investments


BANKERS' ACCEPTANCES - 0.2%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.2%
Royal Bank of Canada
8/1/95 6.03% $ 5,000,000 $ 5,000,000
CERTIFICATES OF DEPOSIT - 31.3%
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.7%
ABN-AMRO Bank
9/11/95 6.00  15,000,000  15,000,000
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 19.3%
Banque Nationale de Paris
10/31/95 5.75  15,000,000  15,000,747
Bayerische Hypotheken-und Weschel
11/8/95 6.03  5,000,000  5,000,626
11/9/95 6.05  25,000,000  25,001,348
11/2/95 5.75  25,000,000  25,000,637
Bayerische Landesbank Girozentrale
10/23/95 5.75  25,000,000  25,000,000
Bayerische Vereinsbank A.G.
8/15/95 5.75  25,000,000  25,000,000
Canadian Imperial Bank of Commerce
8/16/95 6.04  25,000,000  25,000,000
9/29/95 5.90  15,000,000  15,000,000
10/23/95 5.75  6,000,000  6,000,000
Credit Suisse
8/14/95 5.75  25,000,000  25,000,000
Dai-Ichi Kangyo Bank, Ltd.
8/1/95 6.02  10,000,000  10,000,000
Dresdner Bank, A.G.
9/12/95 5.75  20,000,000  20,000,000
9/14/95 5.75  20,000,000  20,000,000
10/16/95 5.75  5,000,000  5,000,000
Industrial Bank of Japan, Ltd.
8/7/95 6.03  3,000,000  3,000,024
National Westminster Bank, PLC
10/31/95 6.00  25,000,000  25,003,865
Rabobank Nederland, N.V.
11/21/95 5.75  10,000,000  10,000,000
Societe Generale
8/3/95 6.00  25,000,000  25,000,000
8/14/95 6.02  15,000,000  15,000,000
8/21/95 6.00  35,000,000  35,000,000
11/27/95 5.75  5,000,000  5,000,000
Sumitomo Bank, Ltd.
8/7/95 6.01  10,000,000  10,000,000
Swiss Bank Corp.
10/17/95 5.73  35,000,000  35,000,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Westdeutsche Landesbank
10/19/95 5.75% $ 6,000,000 $ 6,000,000
   415,007,247
LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 0.5%
Bank of America National Trust & Savings Assoc.
9/29/95 5.91  10,000,000  10,000,000
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 10.1%
Abbey National (UK), PLC
10/20/95 5.75  30,000,000  30,001,314
ABN-AMRO Bank
9/27/95 6.26  10,000,000  10,000,789
Bayerische Hypotheken-und Weschel
9/20/95 5.95  15,000,000  14,999,960
National Westminster Bank, PLC
8/8/95 5.95  62,000,000  61,999,071
11/28/95 5.75  15,000,000  15,000,486
Toronto-Dominion Bank
10/10/95 6.02  35,000,000  35,003,251
10/24/95 5.76  5,000,000  5,000,000
Westdeutsche Landesbank
11/1/95 5.75  37,000,000  37,000,848
Westpac Banking Corp.
9/7/95 5.95  10,000,000  9,998,433
   219,004,152
PORTLAND BRANCH, EURODOLLAR, FOREIGN BANKS - 0.7%
Bank of Nova Scotia
8/1/95 6.00  15,000,000  15,000,000
TOTAL CERTIFICATES OF DEPOSIT   674,011,399
COMMERCIAL PAPER - 53.1%

ABN-AMRO North America Finance, Inc.
8/10/95 6.26  14,250,000  14,228,269
9/11/95 5.90  25,000,000  24,834,007
Abbey National Treasury Services
8/21/95 6.04  10,000,000  9,966,944
Associates Corp. of North America
8/4/95 5.99  2,000,000  1,999,010
8/4/95 6.03  25,000,000  24,987,625
8/7/95 6.02  5,000,000  4,995,058
11/2/95 6.02  5,000,000  4,924,438
Banc One Corp.
8/31/95 5.96  25,000,000  24,877,083
9/22/95 5.99  10,000,000  9,914,779
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Bank of Montreal
10/30/95 5.75% $ 10,000,000 $ 9,858,550
Bank of Nova Scotia
8/1/95 5.94  5,000,000  5,000,000
CIESCO, L.P.
8/18/95 5.96  10,000,000  9,972,044
10/12/95 5.75  4,000,000  3,954,640
Caisse Nationale des Telecommunications
8/15/95 6.04  11,470,000  11,443,460
Canadian Wheat Board
8/4/95 6.44  9,450,000  9,445,078
8/16/95 6.40  15,000,000  14,961,250
Citizens Utilities Company
9/8/95 5.94  18,750,000  18,634,219
Commerzbank U.S. Finance, Inc.
8/21/95 6.40  3,100,000  3,089,322
9/12/95 5.97  4,130,000  4,101,668
9/13/95 5.77  45,000,000  44,693,088
9/25/95 5.89  45,000,000  44,601,250
10/10/95 5.82  5,000,000  4,944,486
Commonwealth Bank of Australia
8/21/95 5.76  15,000,000  14,952,250
Dean Witter, Discover & Co.
8/22/95 5.76  17,000,000  16,943,178
Den Danske Corp., Inc.
10/19/95 5.77  8,000,000  7,900,109
Dresdner Bank, A.G.
8/11/95 5.79  25,000,000  24,960,000
du Pont (E.I.) de Nemours & Co.
8/30/95 6.00  25,000,000  24,881,181
9/20/95 5.94  25,000,000  24,797,569
Eiger Capital Corp.
8/9/95 5.98  30,000,000  29,960,333
Exxon Imperial U.S.
8/18/95 6.00  8,780,000  8,755,331
8/21/95 6.00  2,000,000  1,993,389
9/6/95 5.75  38,109,000  37,891,779
9/7/95 5.84  30,000,000  29,822,708
10/19/95 5.75  15,000,000  14,813,363
11/9/95 6.03  12,135,000  11,937,806
Ford Motor Credit Corp.
9/18/95 5.95  35,000,000  34,726,533
9/29/95 5.78  22,925,000  22,710,842
Generale Bank
10/17/95 6.07  25,000,000  24,683,444
General Electric Capital Corp.
8/1/95 6.09 (a)  40,000,000  40,000,000
8/3/95 6.02  20,000,000  19,993,411
9/19/95 5.85  10,000,000  9,921,736

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
General Electric Capital Services Inc.
9/15/95 5.80% $ 15,000,000 $ 14,893,125
General Electric Corp.
9/27/95 6.25  30,000,000  29,711,675
Golden Peanut Co.
9/8/95 5.90  17,000,000  16,895,204
Government of Canada
9/7/95 6.15  20,000,000  19,876,667
H.J. Heinz Co.
8/10/95 6.00  12,100,000  12,081,971
Hewlett-Packard Co.
9/12/95 5.94  4,515,000  4,484,238
International Nederlanden U.S. Funding Corp.
8/28/95 6.35  10,000,000  9,953,875
MetLife Funding Corp.
8/15/95 6.00  27,442,000  27,378,502
9/5/95 5.92  20,000,000  19,886,250
Morgan Stanley Group, Inc.
8/7/95 6.01  30,000,000  29,970,300
National Rural Util. Coop. Fin. Corp.
9/15/95 5.99  10,000,000  9,926,250
New Center Asset Trust
8/15/95 5.79  13,000,000  12,970,829
New South Wales Treasury Corp.
8/16/95 6.40  5,000,000  4,987,083
8/17/95 6.43  10,000,000  9,972,311
Norwest Corp.
8/29/95 6.01  8,000,000  7,963,164
9/6/95 6.01  20,000,000  19,881,800
11/21/95 5.77  3,000,000  2,947,173
11/27/95 5.77  15,000,000  14,721,717
Norwest Financial
9/11/95 6.06  23,000,000  22,844,405
Northern States Power Co.
8/4/95 6.01  33,000,000  32,983,665
Toronto Dominion Holdings USA, Inc.
8/15/95 6.40  25,000,000  24,939,722
9/29/95 5.90  25,000,000  24,761,951
U.S. West Communications
9/14/95 5.93  16,500,000  16,382,025
United Parcel Service
9/8/95 5.95  15,000,000  14,907,375
Wool International
8/16/95 6.40  30,000,000  29,922,500
TOTAL COMMERCIAL PAPER   1,142,315,007
FEDERAL AGENCIES - 1.6%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS - 0.7%
8/1/95 5.92% (a) $ 14,000,000 $ 13,993,389
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 0.9%
8/14/95 6.40  20,000,000  19,955,222
TOTAL FEDERAL AGENCIES   33,948,611
BANK NOTES - 3.6%

First Bank N.A. - Minnesota
8/7/95 6.00  25,000,000  25,000,000
First Union National Bank of North Carolina
11/13/95 5.75  13,000,000  13,000,000
Wachovia Bank of North Carolina, N.A.
8/25/95 5.92  40,000,000  40,000,768
TOTAL BANK NOTES   78,000,768
MEDIUM-TERM NOTES (A) - 2.3%

Exxon Shipping Co.
8/1/95 6.08  25,000,000  25,000,000
General Electric Capital Corp.
8/1/95 6.00  25,000,000  24,995,555
TOTAL MEDIUM-TERM NOTES   49,995,555
SHORT-TERM NOTES (A) (B) - 2.6%

CSA Funding - A
8/7/95 5.87  10,000,000  10,000,000
CSA Funding - B
8/7/95 5.87  22,000,000  22,000,000
CSA Funding - C
8/7/95 5.87  23,000,000  23,000,000
TOTAL SHORT-TERM NOTES   55,000,000
TIME DEPOSITS - 3.0%

Deutsche Bank, A.G.
8/1/95 5.88  65,000,000  65,000,000
MUNICIPAL SECURITIES (A) - 0.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Illinois Student Assistance Commission
8/2/95 5.94% $ 10,000,000 $ 10,000,000
New Orleans Aviation Board (MBIA Insured)
8/2/95 6.02   5,500,000  5,500,000
TOTAL MUNICIPAL SECURITIES   15,500,000
REPURCHASE AGREEMENTS - 1.6%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 7/31/95 due 8/1/95:
  At 5.83%  $ 34,760,632  34,755,000
TOTAL INVESTMENTS - 100%  $ 2,153,526,340
Total Cost for Income Tax Purposes  $ 2,153,526,340


LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
CSA Funding - A 10/28/93 $ 10,000,000
CSA Funding - B 10/28/93 $ 22,000,000
CSA Funding - C 10/28/93 $ 23,000,000
INCOME TAX INFORMATION
At July 31, 1995, the fund had a capital loss carryforward of approximately $774,000 of which $30,000, $35,000, $125,000 and $584,000 will expire on
July 31, 2000, 2001, 2002 and 2003, respectively.
For the period ended July 31, 1995, approximately 2% of the fund's dividends to shareholders was derived from interest on U.S. Government obligations.
DAILY MONEY FUND: MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1995

1.ASSETS                                                                                   2.             3.

4.Investment in securities, at value (including repurchase agreements of $34,755,000) -    5.             $ 2,153,526,340
See accompanying schedule

6.Cash                                                                                     7.              3,854,819


8.Receivable for investments sold                                                          9.              3,800,000

10.Interest receivable                                                                     11.             5,480,990

12.Receivable from investment adviser for expense reductions                               13.             246,600

14. 15.TOTAL ASSETS                                                                        16.             2,166,908,749

17.LIABILITIES                                                                             18.            19.

20.Payable for investments purchased                                                       $ 25,000,637   21.

22.Distributions payable                                                                    1,010,703     23.

24.Accrued management fee                                                                   882,354       25.

26.Other payables and accrued expenses                                                      625,843       27.

28. 29.TOTAL LIABILITIES                                                                   30.             27,519,537

31.32.NET ASSETS                                                                           33.            $ 2,139,389,212

34.Net Assets consist of:                                                                  35.            36.

37.Paid in capital                                                                         38.            $ 2,140,162,843

39.Accumulated net realized gain (loss) on investments                                     40.             (773,631)

41.42.NET ASSETS, for 2,140,162,843 shares outstanding                                     43.            $ 2,139,389,212

44.45.NET ASSET VALUE, offering price and redemption price per share                       46.             $1.00
($2,139,389,212 (divided by) 2,140,162,843 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1995

47.48.INTEREST INCOME                                         49.            $ 106,285,814

50.EXPENSES                                                   51.            52.

53.Management fee                                             $ 9,232,796    54.

55.Transfer agent fees                                         5,094,304     56.

57.Accounting fees and expenses                                188,697       58.

59.Non-interested trustees' compensation                       28,984        60.

61.Custodian fees and expenses                                 94,819        62.

63.Registration fees                                           188,623       64.

65.Audit                                                       34,150        66.


67.Legal                                                       19,405        68.


69.Reports to shareholders                                     873           70.

71.Miscellaneous                                               15,281        72.

73. Total expenses before reductions                           14,897,932    74.

75. Expense reductions                                         (2,895,313)    12,002,619

76.77.NET INTEREST INCOME                                     78.             94,283,195

79.80.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 81.             (583,736)


82.83.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    84.            $ 93,699,459


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEARS ENDED JULY 31,

                                                                                      1995                   1994

85.INCREASE (DECREASE) IN NET ASSETS

86.Operations                                                                         $ 94,283,195           $ 44,783,808
Net interest income

87. Net realized gain (loss)                                                           (583,736)              (124,844)

88. 89.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 93,699,459             44,658,964

90.Distributions to shareholders from net interest income                              (94,283,195)           (44,783,808)

91.Share transactions at net asset value of $1.00 per share                            9,812,791,289          9,151,729,228
Proceeds from sales of shares

92. Reinvestment of distributions from net interest income                             85,047,974             37,385,748

93. Cost of shares redeemed                                                            (9,282,734,518)        (9,115,524,819)

94.95.                                                                                 615,104,745            73,590,157
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

96.  97.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        614,521,009            73,465,313

98.NET ASSETS                                                                         99.                    100.

101. Beginning of period                                                               1,524,868,203          1,451,402,890

102. End of period                                                                    $ 2,139,389,212        $ 1,524,868,203


FINANCIAL HIGHLIGHTS



103.                                                 YEARS ENDED JULY 31,

104.                                                 1995                   1994          1993          1992          1991

105.SELECTED PER-SHARE DATA

106.Net asset value, beginning of period             $ 1.000                $ 1.000       $ 1.000       $ 1.000       $ 1.000

107.Income from Investment Operations                 .050                   .029          .028          .041          .067
Net interest income

108.Less Distributions                                (.050)                 (.029)        (.028)        (.041)        (.067)
From net interest income

109.Net asset value, end of period                   $ 1.000                $ 1.000       $ 1.000       $ 1.000       $ 1.000

110.TOTAL RETURN A                                    5.16                   2.98          2.82          4.21          6.90
                                                     %                      %             %             %             %

111.RATIOS AND SUPPLEMENTAL DATA

112.Net assets, end of period (000 omitted)          $ 2,139,389            $ 1,524,868   $ 1,451,403   $ 1,531,364   $ 1,714,108

113.Ratio of expenses to average net assets          .65                    .65           .61           .59           .60
                                                     %                      %             %             %             %

114.Ratio of expenses to average net assets before    .81                    .74           .61           .59           .60
expense reductions                                   %                      %             %             %             %

115.Ratio of net interest income to average net assets 5.11                  2.96          2.76          4.19          6.61
                                                       %                    %             %             %             %


A TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
DAILY MONEY FUND: U.S. TREASURY PORTFOLIO

INVESTMENTS JULY 31, 1995

Showing Percentage of Total Value of Investments


U.S. TREASURY OBLIGATIONS - 23.5%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)

U.S. TREASURY BILLS - 10.2%
8/10/95 6.29% $ 65,000,000 $ 64,900,875
8/24/95 5.48  59,000,000  58,803,989
8/31/95 6.19  65,000,000  64,675,000
   188,379,864
U.S. TREASURY NOTES - 13.3%
1/31/96 5.71  15,000,000  14,863,208
1/31/96 5.90  20,000,000  19,800,298
2/15/96 5.83  10,000,000  10,094,660
2/15/96 5.84  7,000,000  7,065,699
2/15/96 5.88  4,000,000  3,970,337
2/15/96 6.18  31,000,000  30,725,510
2/15/96 6.21  45,000,000  44,601,593
2/29/96 5.52  16,000,000  15,905,203
2/29/96 5.60  10,000,000  9,934,960
4/15/96 5.51  21,000,000  21,519,283
4/15/96 5.59  25,000,000  25,603,985
4/30/96 5.65  40,000,000  39,911,324
   243,996,060
TOTAL U.S. TREASURY OBLIGATIONS   432,375,924
REPURCHASE AGREEMENTS - 76.5%
 MATURITY
 AMOUNT
With First Boston Corporation:
 At 5.78%, dated 6/5/95 due 8/4/95:
  U.S. Treasury Obligations
  (principal amount $23,663,000)
  7/25/96  $ 22,211,933 $ 22,000,000
With Merrill Lynch Government Securities, Inc.:
 At 5.80% (a), dated 5/11/95 due 9/8/95:
  U.S. Treasury Obligations
  (principal amount $23,605,000)
  7.75% to 9.875%,
  12/31/99 to 11/15/15   24,810,573 (b) 24,340,000
 At 5.8375% (a),
 dated 5/19/95 due 9/29/95:
  U.S. Treasury Obligations
  (principal amount $24,100,000)
  8.125% to 11.25%,
 2/15/15 to 8/15/19   27,582,291 (b) 27,000,000
In a joint trading account
 (U.S. Treasury Obligations)
 dated 7/31/95 due 8/1/95
 (Notes 2 and 3):
  At 5.82%   1,279,206,847  1,279,000,000
 At 5.83%   53,746,707  53,738,000
TOTAL REPURCHASE AGREEMENTS   1,406,078,000
TOTAL INVESTMENTS - 100%  $ 1,838,453,924
Total Cost for Income Tax Purposes  $ 1,838,453,924

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) For financial statement purposes, the maturity amount is calculated based on the rate at period end.
INCOME TAX INFORMATION
At July 31, 1995 the fund had a capital loss carryforward of approximately $476,000 of which $15,000 and $461,000 will expire on July 31, 2001 and
2002, respectively.
For the period ended July 31, 1995, approximately 28% of the fund's dividends to shareholders was derived from interest on U.S. Government obligations.
DAILY MONEY FUND: U.S. TREASURY PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JULY 31, 1995

116.ASSETS                                                                                      117.          118.

119.Investment in securities, at value (including repurchase agreements of $1,406,078,000) -    120.          $ 1,838,453,924
See accompanying schedule

121.Cash                                                                                        122.           1,259


123.Interest receivable                                                                         124.           5,736,505

125.Receivable from investment adviser for expense reductions                                   126.           87,604

127. 128.TOTAL ASSETS                                                                           129.           1,844,279,292

130.LIABILITIES                                                                                 131.          132.

133.Share transactions in process                                                               $ 8,757,734   134.

135.Distributions payable                                                                        3,435,216    136.

137.Accrued management fee                                                                       800,772      138.

139.Other payables and accrued expenses                                                          434,537      140.

141. 142.TOTAL LIABILITIES                                                                      143.           13,428,259

144.145.NET ASSETS                                                                              146.          $ 1,830,851,033

147.Net Assets consist of:                                                                      148.          149.

150.Paid in capital                                                                             151.          $ 1,831,276,830

152.Accumulated net realized gain (loss) on investments                                         153.           (425,797)

154.155.NET ASSETS                                                                              156.          $ 1,830,851,033

157.158.INITIAL CLASS:                                                                          160.           $1.00
159.NET ASSET VALUE, offering price and redemption price per share
($1,827,696,737 (divided by) 1,828,121,801 shares)

161.CLASS B:                                                                                    163.           $1.00
162.NET ASSET VALUE, offering price and redemption price per share
($3,154,296 (divided by) 3,155,029 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JULY 31, 1995

164.165.INTEREST INCOME                                         166.          $ 108,425,162

167.EXPENSES                                                    168.          169.

170.Management fee                                              $ 9,784,211   171.

172.Transfer agent fees                                          2,435,547    173.
Initial Class

174. Class B                                                     28,380       175.

176.Distribution fees - Class B                                  33,311       177.

178.Accounting fees and expenses                                 196,883      179.

180.Non-interested trustees' compensation                        46,444       181.

182.Custodian fees and expenses                                  81,307       183.

184.Registration fees - Initial Class                            251,232      185.

186.Registration fees - Class B                                  37,382       187.

188.Audit                                                        42,688       189.


190.Legal                                                        18,535       191.


192.Reports to shareholders                                      748          193.

194.Miscellaneous                                                20,954       195.

196. Total expenses before reductions                            12,977,622   197.

198. Expense reductions                                          (228,240)     12,749,382

199.200.NET INTEREST INCOME                                     201.           95,675,780

202.203.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 204.           29,208


205.206.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    207.          $ 95,704,988


STATEMENT OF CHANGES IN NET ASSETS

                                                                       YEARS ENDED JULY 31,

                                                                       1995                   1994

208.INCREASE (DECREASE) IN NET ASSETS

209.Operations                                                         $ 95,675,780           $ 75,067,061
Net interest income

210. Net realized gain (loss)                                           29,208                 (460,852)

211.                                                                    95,704,988             74,606,209
212.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS

213.Distributions to shareholders from:
Net interest income

214.                                                                    (95,473,806)           (75,066,532)
Initial Class

215.                                                                    (201,974)              (529)
Class B

216.Share transactions - net increase (decrease)                        (194,955,395)          (922,932,430)

217.                                                                    (194,926,187)          (923,393,282)
218.TOTAL INCREASE (DECREASE) IN NET ASSETS

219.NET ASSETS                                                         220.                   221.

222. Beginning of period                                                2,025,777,220          2,949,170,502

223. End of period                                                     $ 1,830,851,033        $ 2,025,777,220


FINANCIAL HIGHLIGHTS - INITIAL CLASS



224.                                                 YEARS ENDED JULY 31,

225.                                                 1995                   1994          1993          1992          1991

226.SELECTED PER-SHARE DATA

227.Net asset value, beginning of period             $ 1.000                $ 1.000       $ 1.000       $ 1.000       $ 1.000

228.Income from Investment Operations

229. Net interest income                              .049                   .029          .027          .042          .065

230.Less Distributions

231. From net interest income                         (.049)                 (.029)        (.027)        (.042)        (.065)

232.Net asset value, end of period                   $ 1.000                $ 1.000       $ 1.000       $ 1.000       $ 1.000

233.TOTAL RETURN A                                    5.02                   2.89          2.78          4.25          6.69
                                                     %                      %             %             %             %

234.RATIOS AND SUPPLEMENTAL DATA

235.Net assets, end of period (000 omitted)          $ 1,827,697            $ 2,025,149   $ 2,949,171   $ 3,093,714   $ 1,701,704

236.Ratio of expenses to average net assets           .65                    .60           .57           .59           .59
                                                     %                      %             %             %             %

237.Ratio of expenses to average net assets before    .66                    .60           .57           .59           .59
expense reductions                                   %                      %             %             %             %

238.Ratio of net interest income to average net
assets                                                4.89                   2.81          2.73          4.14          6.42
                                                     %                      %             %             %             %


A TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
FINANCIAL HIGHLIGHTS - CLASS B

                                                                         YEAR       JULY 1, 1994
                                                                         ENDED      (COMMENCEMENT
                                                                         JULY 31,   OF OPERATIONS) TO
                                                                         1995       JULY 31,
                                                                                    1994

239.SELECTED PER-SHARE DATA

240.Net asset value, beginning of period                                 $ 1.000                        $ 1.000

241.Income from Investment Operations

242. Net interest income                                                  .042                           .002

243.Less Distributions

244. From net interest income                                             (.042)                         (.002)

245.Net asset value, end of period                                       $ 1.000                        $ 1.000

246.TOTAL RETURN B, C                                                     4.28                           .25%
                                                                         %

247.RATIOS AND SUPPLEMENTAL DATA

248.Net assets, end of period (000 omitted)                              $ 3,154                        $ 628

249.Ratio of expenses to average net assets                               1.35                           1.35%
                                                                         %                              A

250.Ratio of expenses to average net assets before expense reductions     2.59                           2.52%
                                                                         %                              A

251.Ratio of net interest income to average net assets                    4.22                           3.03%
                                                                         %                              A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE LEVIED ON CLASS B SHARE REDEMPTIONS AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
NOTES TO FINANCIAL STATEMENTS
For the period ended July 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Money Market Portfolio and U.S. Treasury Portfolio(the funds) are funds of Daily Money Fund(the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares.
U.S. Treasury Portfolio offers two classes of shares, Initial Class and Class B, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of Class B shares on July 1, 1994. Interest income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses.
The Class B shares are offered by exchange only to investors in Class B shares of certain Fidelity Advisor Funds.
The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter
M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The funds, through their custodian, receive delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price.
For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. The funds' investment adviser, FMR, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The Money Market fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $55,000,000 or 2.6% of net assets.
3. JOINT TRADING ACCOUNT.
At the end of the period, the U.S. Treasury fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments having variable rates are calculated based on the rate at period end. The maturity values of the joint trading account investments were $1,279,206,847 at 5.82% and $53,746,707 at 5.83%.
The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED JULY 31, 1995, DUE AUGUST 1, 1995 AT 5.82%
Number of dealers or banks 13
Maximum amount with one dealer or bank 33.7%
Aggregate principal amount of agreements $4,742,000,000
Aggregate maturity amount of agreements $4,742,766,902
Aggregate market value of collateral $4,842,463,694
Coupon rates of collateral 0% to 14.25%
Maturity dates of collateral 8/10/95 to 2/15/25
DATED JULY 31, 1995, DUE AUGUST 1, 1995 AT 5.83%
Number of dealers or banks 5
Maximum amount with one dealer or bank 34.5%
Aggregate principal amount of agreements $580,000,000
Aggregate maturity amount of agreements $580,093,981
Aggregate market value of collateral $592,014,958
Coupon rates of collateral 0% to 14.25%
Maturity dates of collateral 8/10/95 to 2/15/25
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the funds' average net assets.
SUB-ADVISER FEE. As each fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to each fund's Distribution and Service Plan.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans) adopted on behalf of the Money Market fund and Initial shares of the U.S. Treasury fund, and in accordance with Rule 12b-1 of the 1940 Act, FMR or the funds' distributor, Fidelity Distributors Corporation
(FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of each fund's shares. Subject to the approval of each Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each fund's shares or render shareholder support services. FMR or FDC has informed the funds that payments made to third parties under the Plans amounted to $4,120,195 and $6,010,828 for the Money Market fund and the Initial shares of U.S.
Treasury fund, respectively, for the period.
In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted a separate distribution plan with respect to
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED the Class B shares of the U.S. Treasury fund ("Class B Plan"), pursuant to which the fund pays FDC a distribution and service fee. This fee is based on an annual rate of 1.00% (of which .75% represents a distribution fee and
 .25% represents a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $33,311 under the Class B Plan, of which $11,949 was paid to securities dealers, banks and other financial institutions for the distribution of Class B shares, and providing shareholder support services.
SALES LOAD. FDC receives the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $8,806 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. During the period August 1, 1994 to December 31, 1994, FIIOC received fees based on the type, size, number of accounts and the number of transactions made by shareholders. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the funds' accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses
(excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets.
(I) MONEY MARKET. For the period, this expense limitation was .65% of average net assets and the reimbursement reduced expenses by $2,895,313.
(II) U.S. TREASURY INITIAL CLASS. For the period, this expense limitation was .65% of average net assets and the reimbursement reduced expenses by $168,921.
(III) U.S. TREASURY CLASS B. For the period, this expense limitation was 1.35% of average net assets and the reimbursement reduced expenses by $59,319.
6. BENEFICIAL INTEREST.
At the end of the period, 2 shareholders were each record owners of more than 10% of the total outstanding shares of the U.S. Treasury fund, totaling 44%.
7. SHARE TRANSACTIONS.
Share transactions for both classes of the U.S. Treasury fund at net asset value of $1.00 per share were as follows:

                                                                                       YEAR                YEAR
                                                                                       ENDED               ENDED
                                                                                       JULY 31, 1995       JULY 31, 1994

INITIAL CLASS:

 Proceeds from sales of shares                                                         $ 10,338,354,217    $ 13,798,065,709

 Reinvestment of distributions from net interest income                                 49,283,595          41,469,354

 Cost of shares redeemed                                                                (10,585,120,039)    (14,763,095,690)

 Net increase (decrease) in net assets and shares resulting from share transactions    $ (197,482,227)     $ (923,560,627)



                                                                                       YEAR                JULY 1,1994
                                                                                       ENDED               (COMMENCEMENT
                                                                                       JULY 31, 1995       OF OPERATIONS) TO
                                                                                                            JULY 31, 1994

CLASS B:

 Proceeds from sales of shares                                                         $ 17,802,599        $ 627,668

 Reinvestment of distributions from net interest income                                 185,089             529

 Cost of shares redeemed                                                                (15,460,856)        -

 Net increase (decrease) in net assets and shares resulting from share transactions    $ 2,526,832         $ 628,197


REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Daily Money Fund and the Shareholders of Money Market Portfolio and U.S. Treasury Portfolio:
We have audited the accompanying statements of assets and liabilities of Daily Money Fund: Money Market Portfolio and U.S. Treasury Portfolio, including the schedules of portfolio investments, as of July 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended for the Money Market Portfolio and each of the five years in the period then ended for the U.S. Treasury Portfolio (Initial Class) and for the year then ended July 31, 1995 and for the period July 1, 1994 (commencement of operations) to July 31, 1994 for the U.S. Treasury Portfolio (Class B). These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daily Money Fund: Money Market Portfolio and U.S. Treasury Portfolio as of July 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Money Market Portfolio and each of the five years in the period then ended for the U.S. Treasury Portfolio (Initial Class) and for the year then ended July 31, 1995 and for the period July 1, 1994 (commencement of operations) to July 31, 1994 for the U.S. Treasury Portfolio (Class B), in conformity with generally accepted accounting principles.
 COOPERS & LYBRAND L.L.P.
Dallas, Texas
August 25, 1995














Page 21
Strip-in ONLY Page numbers & "Annual Report"

DO NOT STRIP-IN THIS NOTE













Page 22
Strip-in ONLY Page numbers & "Annual Report"

DO NOT STRIP-IN THIS NOTE













Page 23
Strip-in ONLY Page numbers & "Annual Report"

DO NOT STRIP-IN THIS NOTE

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Leland Barron, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
Michael D. Conway, ASSISTANT TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND
SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
Morgan Guaranty Trust Company of New York
New York, NY


* INDEPENDENT TRUSTEES